Insurance Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Insurance [Abstract]
Insurance Liabilities
5)	INSURANCE LIABILITIES

Variable Annuity Contracts – GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

The following table summarizes the direct GMDB and GMIB without a no-lapse guarantee rider (“NLG”) feature liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities:

	GMDB	GMIB	Total
	(in millions)
Balance at January 1, 2018	$4,059	$4,752	$8,811
Paid guarantee benefits	(291)	(108)	(399)
Other changes in reserve	755	(1,038)	(283)

Balance at September 30, 2018	$4,523	$3,606	$8,129

Balance at January 1, 2017	$3,164	$3,809	$6,973
Paid guarantee benefits	(272)	(102)	(374)
Other changes in reserve	1,070	747	1,817

Balance at September 30, 2017	$3,962	$4,454	$8,416

The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in Amounts due from reinsurers:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Balance, beginning of year	$108	$85
Paid guarantee benefits	(13)	(11)
Other changes in reserve	14	30

Balance, end of period	$109	$104

The following table summarizes the assumed GMDB liabilities, reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Balance, beginning of year	$95	$121
Paid guarantee benefits	(18)	(16)
Premiums	16	18
Other changes in reserve	(10)	(34)

Balance, end of Period	$83	$89

The GMIB reinsurance contract asset is considered to be an insurance derivative and is reported at fair value. The fair value of the GMIB reinsurance contract asset at September 30, 2018 and December 31, 2017 is $1,375 million and $1,894 million, respectively.

The September 30, 2018 values for direct variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

Direct Variable Annuity Contract Values

	September 30, 2018
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(Dollars in millions)
GMDB:
Account values invested in:
General Account	$14,046	$102	$62	$188	$14,398
Separate Accounts	$47,293	$9,522	$3,418	$35,066	$95,299
Net amount at risk, gross	$162	$53	$1,892	$16,098	$18,205
Net amount at risk, net of amounts reinsured	$162	$50	$1,305	$16,098	$17,615
Average attained age of policyholders	51.6	66.8	73.4	68.8	55.5
Percentage of policyholders over age 70	9.9%	42.2%	64.9%	49.1%	18.7%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
GMIB:
Account values invested in:
General Account	N/A	N/A	$21	$273	$294
Separate Accounts	N/A	N/A	$21,549	$39,730	$61,279
Net amount at risk, gross	N/A	N/A	$753	$5,793	$6,546
Net amount at risk, net of amounts reinsured	N/A	N/A	$236	$5,272	$5,508
Average attained age of policyholders	N/A	N/A	70.5	69.1	69.2
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.6	0.6
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

The September 30, 2018 values for assumed variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table:

Assumed Variable Annuity Contract Values

	September 30, 2018
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(Dollars in millions)
GMDB:
Reinsured account values	$1,008	$5,763	$294	$1,847	$8,912
Net amount at risk assumed	$6	$270	$21	$265	$562
Average attained age of policyholders	67.0	71.9	76.8	75.1	72.2
Percentage of policyholders over age 70	42.0%	61.3%	77.5%	74.6%	62.4%
Range of contractually specified interest rates	N/A	N/A	3%-10%	5%-10%	3%-10%
GMIB:
Reinsured account values	$967	$50	$266	$1,314	$2,597
Net amount at risk assumed	$1	$—	$33	$183	$217
Average attained age of policyholders	71.3	73.8	71.4	68.5	70.0
Percentage of policyholders over age 70	62.2%	64.3%	57.4%	48.8%	55.0%
Range of contractually specified interest rates(1)	N/A	N/A	3.3%-6.5%	6%-6%	3.3%-6.5%

(1)	In general, for policies with the highest contractual interest rate shown (10%), the rate applied only for the first 10 years after issue, which have now elapsed.

Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is backed by the assets in the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Separate Account Investment Options

	September 30, 2018	December 31, 2017
	(in millions)
GMDB:
Equity	$42,675	$41,658
Fixed income	5,274	5,469
Balanced	46,504	46,577
Other	846	968

Total	$95,299	$94,672

GMIB:
Equity	$19,512	$19,928
Fixed income	2,924	3,150
Balanced	38,540	38,890
Other	303	318

Total	$61,279	$62,286

Hedging Programs for GMDB, GMIB, GIB and Other Features

Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At September 30, 2018, the total account value and net amount at risk of the hedged variable annuity contracts were $69,997 million and $16,706 million, respectively, with the GMDB feature and $59,052 million and $6,602 million, respectively, with the GMIB and GIB feature. A hedge program is also used to manage certain capital markets risks associated with the products the Company has assumed that have GMDB and GMIB features. At September 30, 2018, the total account value and net amount at risk of the hedged assumed variable annuity contracts were $8,912 million and $562 million, respectively, with the GMDB feature and $2,597 million and $217 million, respectively, with the GMIB feature.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies – NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The following table summarizes the NLG liabilities reflected in the General Account in Future policy benefits and other policyholders’ liabilities:

Direct Liability(1)
(in millions)
Balance at January 1, 2018	$709
Paid Guaranteed Benefits	(13)
Other changes in reserves	80

Balance at September 30, 2018	$776

Balance at January 1, 2017	$1,294
Other changes in reserves	107

Balance at September 30, 2017	$1,401

(1)	There were no amounts of reinsurance ceded in any period presented.

8)	Insurance Liabilities

A)	Variable Annuity Contracts – GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders’ liabilities:

	GMDB	GMIB	Total
	(in millions)
Balance at January 1, 2015	$1,721	4,593	$6,314
Paid guarantee benefits	(313)	(90)	(403)
Other changes in reserve	1,561	(661)	900

Balance at December 31, 2015	2,969	3,842	6,811
Paid guarantee benefits	(357)	(281)	(638)
Other changes in reserve	552	241	793

Balance at December 31, 2016	3,164	3,802	6,966
Paid guarantee benefits	(354)	(151)	(505)
Other changes in reserve	1,249	1,101	2,350

Balance at December 31, 2017	$4,059	$4,752	$8,811

The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

GMDB
(in millions)
Balance at January 1, 2015	$68
Paid guarantee benefits	(18)
Other changes in reserve	48

Balance at December 31, 2015	98
Paid guarantee benefits	(15)
Other changes in reserve	7

Balance at December 31, 2016	90
Paid guarantee benefits	(14)
Other changes in reserve	32

Balance at December 31, 2017	$108

The following table summarizes the assumed GMDB liabilities, reflected in the consolidated balance sheets in future policy benefits and other policyholders’ liabilities:

GMDB
(in millions)
Balance at January 1, 2015	$121
Paid guarantee benefits	(32)
Other changes in reserve	46

Balance at December 31, 2015	135
Paid guarantee benefits	(33)
Other changes in reserve	19

Balance at December 31, 2016	121
Paid guarantee benefits	(21)
Other changes in reserve	(5)

Balance at December 31, 2017	$95

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

	December 31,
	2017	2016
	(in millions)
GMIBNLG (1)	$4,149	$5,309
SCS, SIO, MSO, IUL features (2)	1,786	940
Assumed GMIB reinsurance Contracts(1)	194	258
GWBL/GMWB(1)	130	114
GIB(1)	(27)	30
GMAB(1)	5	20

Total Embedded and Freestanding derivative liability	$6,237	$6,671

GMIB reinsurance contract asset (3)	$1,894	$1,735

(1)	Reported in future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.
(2)	Reported in policyholders’ account balances in the consolidated balance sheets.
(3)	Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
GMDB
Account values invested in:
General Account	$13,821	$109	$65	$200	$14,195
Separate Accounts	$45,815	$9,556	$3,515	$35,784	$94,670
Net amount at risk, gross	$169	$57	$1,961	$15,340	$17,527
Net amount at risk, net of amounts reinsured	$169	$53	$1,344	$15,340	$16,906
Average attained age of policyholders	51.3	66.4	73	68.3	55.2
Percentage of policyholders over age 70	9.6%	40.2%	63.1%	46.5%	18.1%
Range of contractually specified interest rates	N.A.	N.A.	3% - 6%	3% - 6.5%	3% - 6.5%
GMIB
Account values invested in:
General Account	N.A.	N.A.	$23	$293	$316
Separate Accounts	N.A.	N.A.	$21,195	$41,091	$62,286
Net amount at risk, gross	N.A.	N.A.	$918	$6,337	$7,255
Net amount at risk, net of amounts reinsured	N.A.	N.A.	$287	$5,749	$6,036
Weighted average years remaining until annuitization	N.A.	N.A.	1.7	0.8	0.9
Range of contractually specified interest rates	N.A.	N.A.	3% - 6%	3% - 6.5%	3% - 6.5%

The December 31, 2017 values for assumed variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table:

	Return of Premium or Reset	Ratchet	Roll-Up	Combo	Total
	(in millions, except age and interest rates)
GMDB
Reinsured Account values	$1,071	$6,102	$318	$1,968	$9,459
Net amount at risk assumed	$7	$291	$24	$315	$637
Average attained age of policyholders	66.8	71.8	76.8	75	72.1
Percentage of policyholders over age 70	40.4%	60.7%	76.4%	73.7%	61.6%
Range of contractually specified interest rates	N/A	N/A	3%-10%	5%-10%	3%-10%
GMIB
Reinsured Account values	$1,022	$55	$289	$1,390	$2,756
Net amount at risk assumed	$2	$—	$38	$241	$281
Average attained age of policyholders	71.2	73.4	71	68.2	69.7
Percentage of policyholders over age 70	61.6%	61.9%	55.5%	47.7%	54.0%
Range of contractually specified interest rates(1)	N/A	N/A	3.3%-6.5%	6%-6%	3.3%-6.5%

(1)	In general, for policies with the highest contractual interest rate shown (10%), the rate applied only for the first 10 years after issue, which have now elapsed.

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance Agreements” in Note 9.

Variable Annuity In-force Management. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized an $18 million increase to Net income in 2016.

B)	Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2017	2016
	(in millions)
GMDB
Equity	$41,658	$36,891
Fixed income	5,469	5,545
Balanced	46,577	43,562
Other	968	892

Total	$94,672	$86,890

GMIB
Equity	$19,928	$18,262
Fixed income	3,150	3,298
Balanced	38,890	35,931
Other	318	358

Total	$62,286	$57,849

C)	Hedging Programs for GMDB, GMIB, GIB and Other Features

Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $70,554 million and $15,952 million, respectively, with the GMDB feature and $59,297 million and $6,801 million, respectively, with the GMIB and GIB feature. A hedge program is also used to manage certain capital markets risks associated with the products the Company has assumed that have GMDB and GMIB features. At December 31, 2017, the total account value and net amount at risk of the hedged assumed variable annuity contracts were $9,459 million and $637 million, respectively, with the GMDB feature and $2,756 million and $281 million, respectively, with the GMIB feature.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

D)	Variable and Interest-Sensitive Life Insurance Policies – NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders’ liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

Direct Liability(1)
(in millions)
Balance at January 1, 2015	$1,073
Other changes in reserves	174

Balance at December 31, 2015	1,247
Other changes in reserves	64

Balance at December 31, 2016	1,311
Paid guarantee benefits	(24)

Other changes in reserves	(578)

Balance at December 31, 2017	$709

(1)	There were no amounts of reinsurance ceded in any period presented.